Fair Value Measurements - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Assets transferred into Level 3 | $			$ 0	$ 0
Assets transferred out of Level 3 to Level 2 | ¥		¥ 20,438
Available-for-sale securities | Equity securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Assets transferred out of Level 3 to Level 2	$ 869	¥ 788